Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund
TOUCHSTONE CAPITAL GROWTH FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 51 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on
page 65.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Capital Growth Fund		Class A		Class C	Class Y		Institutional
Management Fees		0.70%		0.70%	0.70%		0.70%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	none		none
Other Expenses	[1]	6.14%		0.55%	0.57%		1.13%
Total Annual Fund Operating Expenses		7.09%		2.25%	1.27%		1.83%
Fee Waiver and/or Expense Reimbursement	[2]	(5.84%)	[3]	(0.25%)	(0.27%)	[3]	(0.93%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	[3]	2.00%	1.00%	[3]	0.90%	[3]
[1]	"Other expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 1.00% and 0.90% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses shown in the Fund's annual report.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	695	303	102	92
Expense Example, with Redemption, 3 Years	2,053	679	376	485
Expense Example, with Redemption, 5 Years	3,354	1,182	671	904
Expense Example, with Redemption, 10 Years	6,378	2,566	1,510	2,072

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Capital Growth Fund Class C	203	679	1,182	2,566

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the three months ended June 30, 2012, the portfolio turnover rate of the Fund was 6% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of large cap companies. For purposes of this Fund, large cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 1000® Growth Index (between approximately $773 million and $622 billion as of its most recent reconstitution on August 31, 2012). The size of the companies in the Russell 1000® Growth Index will change with market conditions.  Equity securities include common and preferred stocks and American Depositary Receipts ("ADRs"). The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

The Fund's sub-advisor, Ashfield Capital Partners, LLC ("Ashfield"), seeks to invest in companies that in Ashfield's opinion have above average growth.
Ashfield utilizes a four-step investment process to implement the Fund's investment strategy:

o Top-Down Thematic. Ashfield seeks to identify sectors where positive change is occurring.

o Quantitative. Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks. During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks. Ashfield then ranks the refined universe of stock picks based on earnings.

o Qualitative. Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks.  Throughout this process, Ashfield identifies sectors of the economy that it believes may exhibit above average long-term growth.

o Construct Portfolio. In the final stage, Ashfield constructs the
  Fund's portfolio.

Ashfield generally will consider selling a security if:

o The stock falls to the bottom 20% of its equity ranking model;

o A fundamental change in the company's business model or management occurs;

o There is a change in Ashfield's thematic emphasis;

o The company receives a low forensic accounting score based on
  Ashfield's models; or

o The weight of the security exceeds 7% of the portfolio.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1],[2]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell
1000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Capital Growth Fund -- Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Third Quarter 2009 +14.94% Fourth Quarter 2008 -26.94% The year-to-date return for the Fund's Class Y shares as of September 30, 2012 is 17.70%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on November 29, 1996, Class A shares began operations on September 30, 2003 and Institutional shares began operations on
December 20, 2006. Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003 and December 20, 2006, respectively. The Class A shares performance for this period has been restated to reflect the impact of
Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Capital Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(8.48%)	(1.54%)	0.14%
Class Y	Class Y Return Before Taxes	(2.61%)	(0.10%)	1.00%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	(2.65%)	(0.14%)	0.98%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(1.70%)	(0.11%)	0.84%
Institutional	Institutional Return Before Taxes	(2.54%)	0.07%	1.09%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual Large Cap Growth Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.